                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-4025
                                    --------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
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(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:           816-531-5575
                                                    ----------------------------

Date of fiscal year end:      5-31-2004
                          ------------------------------------------------------

Date of reporting period:     8-31-2004
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
Tax-Free Money Market Fund
August 31, 2004
[american century logo and text logo]

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT  ($ IN THOUSANDS)                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 100.0%
ALABAMA - 3.4%
            $2,900  Anniston Industrial Development
                    Board Rev., (Hunjan Moulded
                    Products Ltd.), VRDN, 1.57%,
                    9/2/04 (LOC: AmSouth Bank)                     $       2,900
             4,200  Brundidge Combined Utilities Rev.,
                    Series 2002 A, VRDN, 1.52%,
                    9/2/04 (LOC: SouthTrust
                    Bank N.A.)                                             4,200
             2,200  Tuscaloosa Health Care Auth.
                    Rev., (Pine Valley), VRDN, 1.47%,
                    9/2/04 (LOC: AmSouth Bank)                             2,200
                                                                 ---------------
                                                                           9,300
                                                                 ---------------
ARIZONA - 1.2%
             3,325  Pinal County Industrial
                    Development Auth. Solid Waste
                    Disposal Rev., (S & T Dairy LLC),
                    VRDN, 1.59%, 9/2/04
                    (LOC: Wells Fargo Bank N.A.)                           3,325
                                                                 ---------------
CALIFORNIA - 7.7%
             1,600  Alameda County Industrial
                    Development Auth. Rev.,
                    (Design Workshops), VRDN,
                    1.48%, 9/2/04 (LOC: Wells
                    Fargo Bank N.A.)                                       1,600
             2,150  California Educational Facilities
                    Auth. Rev., (Point Loma Nazarene
                    University), VRDN, 1.56%, 9/2/04
                    (GO of University)(LOC: Allied
                    Irish Bank plc)                                        2,150
             3,000  Roaring Fork Municipal Products
                    LLC Rev., VRDN, 1.57%, 9/2/04
                    (SBBPA: Bank of New York)
                    (Acquired 6/10/04,
                    Cost $3,000)(1)                                        3,000
            11,500  San Bernardino County Housing
                    Auth. Rev., Series 2002 C, VRDN,
                    1.50%, 9/1/04 (XLCA)                                  11,500
             3,000  San Bernardino County Multifamily
                    Housing Auth. Rev., Series
                    1990 A, (Highland Hills),
                    1.625%, 11/12/04
                    (GIC: FHLB)(Acquired
                    4/23/04, Cost $3,008)(1)                               3,005
                                                                 ---------------
                                                                          21,255
                                                                 ---------------
COLORADO - 3.3%
             3,340  Arvada Water Enterprise Rev.,
                    VRDN, 1.30%, 9/1/04 (FSA)
                    (SBBPA: Dexia Credit Local)                            3,340
             5,800  Colorado Housing & Finance
                    Auth. Rev., (Kroger Co.), VRDN,
                    1.42%, 9/2/04
                    (LOC: U.S. Bank Trust N.A.)                            5,800
                                                                 ---------------
                                                                           9,140
                                                                 ---------------
FLORIDA - 11.9%
             1,550  Broward County Educational
                    Facilities Auth. Rev., Series 2004 A,
                    (Nova Southeastern), 2.00%,
                    4/1/05 (AMBAC)                                         1,556
             3,445  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 1.45%, 9/1/04 (RADIAN)
                    (SBBPA: LaSalle Bank N.A.)                             3,445
             2,200  Collier County Industrial
                    Development Auth.
                    Rev., Series 1999 C, (Community
                    Health Care), VRDN, 1.62%,
                    9/2/04 (LOC: Wachovia Bank N.A.)                       2,200

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT  ($ IN THOUSANDS)                                        VALUE
--------------------------------------------------------------------------------
               500  Escambia County Health Facilities
                    Auth. Rev., Series 2003 A,
                    (Azalea Trace Inc.), VRDN, 1.50%,
                    9/1/04 (RADIAN)(SBBPA: Bank
                    of America N.A.)                                         500
             4,905  Florida Housing Finance Agency
                    Multifamily Rev., (Country Club),
                    VRDN, 1.37%, 9/2/04
                    (LOC: FHLMC)                                           4,905
             3,700  Florida Housing Finance Agency
                    Multifamily Rev., (Woodlands),
                    VRDN, 1.34%, 9/1/04
                    (LOC: Northern Trust Company)                          3,700
             4,965  Florida Housing Finance Agency
                    Multifamily Rev., VRDN, 1.46%,
                    9/2/04 (SBBPA: Merrill Lynch
                    Capital Services)(Acquired
                    2/6/04-4/19/04, Cost $4,965)(1)                        4,965
             1,900  Hillsborough County Industrial
                    Development Auth. Rev., (Seaboard
                    Tampa), VRDN, 1.50%, 9/1/04
                    (LOC: Wachovia Bank N.A.)                              1,900
             6,100  Miami Health Facilities Auth. Rev.,
                    VRDN, 1.42%, 9/2/04 (SBBPA:
                    Westdeutsche Landesbank AG)
                    (Acquired 1/29/04-4/19/04,
                    Cost $6,100)(1)                                        6,100
             1,650  Orange County Housing Finance
                    Auth. Multifamily Guaranteed
                    Mortgage Rev., Series 1989 A,
                    (Sundown Association II), VRDN,
                    1.36%, 9/1/04 (LOC: Northern
                    Trust Company)                                         1,650
             1,000  Palm Beach County Health
                    Facilities Auth. Rev., (Bethesda
                    Healthcare System), VRDN, 1.36%,
                    9/1/04 (LOC: SunTrust Bank)                            1,000
             1,000  Seminole County Industrial
                    Development Auth. Rev., VRDN,
                    1.52%, 9/2/04 (LOC: Bank of
                    America N.A.)                                          1,000
                                                                 ---------------
                                                                          32,921
                                                                 ---------------
GEORGIA - 2.7%
             2,600  Athens-Clarke County Unified
                    Government Development Auth.
                    Rev., (University of Georgia
                    Athletic Association), VRDN,
                    1.36%,  9/1/04 (LOC:
                    SunTrust Bank)                                         2,600
             2,725  Fulton County Development Auth.
                    Industrial Rev., VRDN, 1.15%,
                    9/15/04 (CRP: Automatic Data
                    Processing)                                            2,725
               765  Fulton County Development Auth.
                    Rev., (Darby Printing Co.),
                    VRDN, 1.60%, 9/1/04
                    (LOC: Wachovia Bank N.A.)                                765
             1,000  Fulton Dekalb Hospital Auth. Rev.,
                    4.00%, 1/1/05                                          1,009
               500  Gainesville & Hall County
                    Development Auth. Rev.,
                    Series 2003 A, (Senior Living
                    Facilities-Lanier Village), VRDN,
                    1.45%, 9/1/04 (LOC: Bank of
                    America N.A.)                                            500
                                                                 ---------------
                                                                           7,599
                                                                 ---------------
IDAHO - 2.9%
             5,000  Idaho Tax Anticipation Notes GO,
                    3.00%, 6/30/05                                         5,056
             3,000  Lincoln County Industrial
                    Development Corp. Rev.,
                    (Double A Dairy), VRDN, 1.59%,
                    9/2/04 (LOC: Bank of
                    America N.A.)                                          3,000
                                                                 ---------------
                                                                           8,056
                                                                 ---------------
INDIANA - 12.4%
             6,000  Crawfordsville Economic
                    Development Rev., (Natural Pork
                    Production), VRDN, 1.59%, 9/2/04
                    (LOC: KeyBank N.A.)                                    6,000
             2,800  Jasper County Industrial
                    Development Rev., (Newberry
                    Farms LLC), VRDN, 1.59%, 9/2/04
                     (LOC: Bank of the West)                               2,800
             6,500  La Porte Industrial Development
                    Rev., (KKO Realty), VRDN,
                    1.59%, 9/2/04 (LOC: Bank of
                    New York)                                              6,500
             1,655  Morgan County Rev., Series 2002
                    A, (Morgan Hospital & Medical
                    Center), VRDN, 1.45%, 9/2/04
                    (LOC: Fifth Third Bank)                                1,655

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT  ($ IN THOUSANDS)                                        VALUE
--------------------------------------------------------------------------------
            12,330  Morgan County Rev., Series 2002
                    B, (Morgan Hospital & Medical
                    Center), VRDN, 1.45%, 9/2/04
                    (LOC: Fifth Third Bank)                               12,330
             4,750  Vincennes Economic Development
                    Rev., (Grandview Care Inc.),
                    VRDN, 1.55%, 9/2/04 (LOC: Bank
                    One N.A.)                                              4,750
                                                                 ---------------
                                                                          34,035
                                                                 ---------------
KENTUCKY - 0.7%
             1,000  Murray Industrial Building Rev.,
                    (Kroger Co.), VRDN, 1.42%,
                    9/2/04 (LOC: U.S. Bank N.A.)                           1,000
             1,000  Winchester Industrial Building
                    Rev., (Kroger Co.), VRDN, 1.42%,
                    9/2/04 (LOC: U.S. Bank N.A.)                           1,000
                                                                 ---------------
                                                                           2,000
                                                                 ---------------
LOUISIANA - 1.0%
             2,800  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Trinity Episcopal School),
                    VRDN, 1.43%, 9/1/04
                    (LOC: SunTrust Bank)                                   2,800
                                                                 ---------------
MAINE - 0.7%
             2,000  Town of Gorham Obligation
                    Securities Rev., (Pettingill Group),
                    VRDN, 1.47%, 9/1/04 (LOC:
                    Fleet National Bank)                                   2,000
                                                                 ---------------
MICHIGAN - 1.1%
             3,000  Michigan Municipal Bond Auth.
                    Rev.,  (Local Government Loan
                    Program-State Qualified), 3.00%,
                    5/1/05 (AMBAC)                                         3,033
                                                                 ---------------
MINNESOTA - 2.6%
             7,340  Dakota County Community
                    Development Agency Rev.,
                    (Catholic Finance Corp.), VRDN,
                    1.48%, 9/1/04
                    (LOC: U.S. Bank N.A.)                                  7,340
                                                                 ---------------
MISSOURI - 6.5%
             7,355  Kansas City Tax Allocation Rev.,
                    Series 2003 A, (Chouteau I-35),
                    VRDN, 1.45%, 9/2/04 (MBIA)
                    (SBBPA: JPMorgan Chase Bank)                           7,355
             9,550  Missouri State Health &
                    Educational Facilities Auth. Rev.,
                    (Pembroke Hill School), VRDN,
                    1.46%, 9/2/04 (LOC: Commerce
                    Bank N.A.)                                             9,550
             1,000  Platte County COP, 4.00%, 3/1/05                       1,014
                                                                 ---------------
                                                                          17,919
                                                                 ---------------
MULTI-STATE - 9.0%
            15,850  Koch Floating Rate Trust Various
                    States Rev., Series 2000-1,VRDN,
                    1.57%, 9/2/04 (AMBAC)(SBBPA:
                    State Street Bank & Trust Co.)
                    (Acquired 5/2/00-3/24/04,
                    Cost $15,850)(1)                                      15,850
             9,120  Koch Floating Rate Trust Various
                    States Rev., Series 2001-1, VRDN,
                    1.57%, 9/2/04 (AMBAC)(SBBPA:
                    State Street Bank & Trust Co.)
                    (Acquired 11/4/02-7/2/04,
                    Cost $9,120)(1)                                        9,120
                                                                 ---------------
                                                                          24,970
                                                                 ---------------
NEVADA - 2.4%
             3,700  Clark County Economic
                    Development Rev., (Lutheran
                    Secondary School Association),
                    VRDN, 1.53%, 9/2/04 (LOC:
                    Allied Irish Bank plc)                                 3,700

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT  ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
             2,895  Clark County School District GO,
                    4.00%, 6/15/05 (FSA)                                   2,949
                                                                 ---------------
                                                                           6,649
                                                                 ---------------
NEW JERSEY - 0.5%
             1,400  New Jersey Economic
                    Development Auth. Rev.,
                    (Erasteel Inc.), VRDN, 1.55%,
                    9/2/04 (LOC: Svenska
                    Handelsbanken)                                         1,400
                                                                 ---------------
NEW MEXICO - 0.5%
             1,500  New Mexico Finance Auth. Rev.,
                    Series 2004 A, (University of New
                    Mexico Health), 2.00%,
                    4/1/05 (MBIA)                                          1,508
                                                                 ---------------
NEW YORK - 1.3%
             3,600  Erie County GO, 3.00%,
                    7/13/05 (LOC:
                    Citigroup Global Markets)                              3,644
                                                                 ---------------
NORTH CAROLINA - 2.9%
             1,900  North Carolina Medical Care
                    Commission Retirement Facilities
                    First Mortgage Rev., Series 2001
                    C, (Village at Brookwood), VRDN,
                    1.43%, 9/1/04 (LOC: Branch
                    Banking & Trust)                                       1,900
             6,000  State of North Carolina COP,
                    Series 2004 B, (Repair &
                    Renovation),2.00%, 6/1/05                              6,024
                                                                 ---------------
                                                                           7,924
                                                                 ---------------
OHIO - 0.0%
               100  Trumbull County Health Care
                    Facility Rev., VRDN, 1.40%,
                    9/1/04 (RADIAN)(SBBPA:
                    Fleet Bank N.A.)                                         100
                                                                 ---------------
OREGON - 4.7%
            13,100  Port of Portland Public Grain
                    Elevator Rev.,
                    (Columbia Grain Inc.), VRDN,
                    1.45%, 9/2/04 (LOC: Wachovia
                    Bank, N.A.)                                           13,100
                                                                 ---------------
TENNESSEE - 7.7%
             7,880  Bradley County Industrial
                    Development Board Rev.,
                    (Kroger Co.), VRDN, 1.42%,
                    9/2/04 (LOC: U.S. Bank N.A.)                           7,880
             2,295  Clarksville Public Building
                    Auth. Pooled Financing Rev.,
                    Series 2003, (Tennessee
                    Municipal Bond Fund),
                    VRDN, 1.37%, 9/1/04 (LOC:
                    Bank of America N.A.)                                  2,295
               700  Cookeville Industrial Development
                    Board Rev., Series 2001 A,
                    (Advocacy & Resources Project),
                    VRDN, 1.47%, 9/2/04
                    (LOC:AmSouth Bank)                                       700
             2,300  Knox County Industrial
                    Development Board Rev.,
                    (Kroger Co.), VRDN, 1.42%,
                    9/2/04 (LOC: U.S. Bank
                    Trust N.A.)                                            2,300
             8,200  Shelby County Health Educational
                    & Housing Facilities Board Rev.,
                    (Kings Daughter & Sons), VRDN,
                    1.47%, 9/2/04 (LOC:
                    AmSouth Bank)                                          8,200
                                                                 ---------------
                                                                          21,375
                                                                 ---------------
TEXAS - 9.7%
             5,090  Galveston County Housing Finance
                    Corp. Rev., (Village by the
                    Apartments), VRDN, 1.40%,
                    9/2/04 (LOC: FNMA)                                     5,090
             5,500  Gulf Coast Industrial Development
                    Auth. Rev., (Petrounited Term
                    Inc.), VRDN, 1.45%, 9/2/04
                    (LOC: Bank One Texas N.A.)                             5,500

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT  ($ IN THOUSANDS)                                        VALUE
--------------------------------------------------------------------------------
             4,180  San Antonio Education Facilities
                    Corp. Rev., Series 2004 A, (Phase
                    1 Dormitory), 1.35%, 9/2/04 (LOC:
                    Allied Irish Bank plc)                                 4,180
            12,000  Texas Rev. Anticipation Notes,
                    3.00%, 8/31/05                                        12,166
                                                                 ---------------
                                                                          26,936
                                                                 ---------------
VERMONT - 1.6%
             2,485  Vermont Educational & Health
                    Buildings Financing Agency Rev.,
                    Series 2004 B, (Landmark
                    College), VRDN, 1.42%, 9/2/04
                    (RADIAN) (LOC: SunTrust Bank)                          2,485
             2,000  Vermont Industrial Development
                    Auth. Rev., (Central Public Service
                    Corp.), VRDN, 1.15%, 9/15/04
                    (LOC: Citizens Bank of MA)                             2,000
                                                                 ---------------
                                                                           4,485
                                                                 ---------------
WASHINGTON - 1.2%
             1,015  Pierce County Economic
                    Development Corporate Rev.,
                    (K & M Holdings II), VRDN,
                    1.65%, 9/1/04 (LOC: Wells
                    Fargo Bank, N.A.)(Acquired
                    11/17/97, Cost $1,015)(1)                              1,015
             2,300  Washington Housing Finance
                    Commission Nonprofit Rev.,
                    (YMCA Columbia/Willamette),
                    VRDN, 1.37%, 9/2/04 (LOC:
                    Wells Fargo Bank, N.A.)                                2,300
                                                                 ---------------
                                                                           3,315
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 99.6%                                      276,129
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.4%                                        1,210
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                               $277,339
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
CRP = Corporate Guarantee
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GIC = Guaranteed Investment Contract
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand No te. Interest reset date is indicated. Rate shown is effective August 31, 2004.
XLCA = XL Capital Ltd.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2004, was $43,055
    (Amounts in Thousands), which represented 15.5% of net assets.

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ in Thousands)
--------------------------------------------------------------------------------

1. Federal Tax Information
As of August 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE BOND FUND
AUGUST 31, 2004
[american century logo and text logo]

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 99.5%
ALABAMA - 3.6%
            $1,000  Alabama Board of Education Rev.,
                    (Shelton State Community College),
                    6.00%, 10/1/04, Prerefunded at
                    102% of Par (MBIA)(1)                              $   1,024
               865  Alabama Water Pollution Control
                    Auth. Rev., 5.75%, 8/15/18
                    (AMBAC)                                                  973
            10,000  Birmingham Baptist Medical
                    Centers Special Care Facilities
                    Financing Auth. Rev.,
                    Series 2000 C, (Baptist Health
                    System), 4.35%, 7/1/06                                10,000
               190  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/08 (AMBAC)(1)                                        210
               810  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/13 (AMBAC)                                           890
             1,075  Fairfield GO, (Refunding Warrants),
                    5.25%, 2/1/23 (AMBAC)                                  1,148
               400  Fairfield GO, (Refunding Warrants),
                    5.00%, 2/1/29 (AMBAC)                                    407
             1,875  Helena Utilities Board Water &
                    Sewer Rev., 5.75%, 4/1/20 (MBIA)                       2,145
             1,435  Helena Utilities Board Water &
                    Sewer Rev., 5.75%, 4/1/22 (MBIA)                       1,625
             1,250  Huntsville Health Care Auth. Rev.,
                    Series 2002 A, 3.80%, 6/1/06 (MBIA)                    1,291
             1,500  Montgomery Waterworks &
                    Sanitary Sewer Board Rev.,
                    Series 2002 A, 5.00%,
                    9/1/04 (AMBAC)                                         1,500
                                                                 ---------------
                                                                          21,213
                                                                 ---------------
ALASKA - 0.2%
             1,000  Alaska Energy Auth. Power Rev.,
                    Series 2000-4, (Bradley Lake),
                    5.50%, 7/1/05 (FSA)                                    1,033
                                                                 ---------------
ARIZONA - 7.3%
             2,680  Arizona School Facilities Board COP,
                    Series 2004 B, 5.25%, 9/1/14 (FSA)                     3,034
             1,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training Facilities),
                    5.00%, 7/1/11                                          1,070
             1,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training Facilities),
                    5.00%, 7/1/12                                          1,066
             2,925  Chandler Water & Sewer Rev.,
                    4.50%, 7/1/06 (FSA)                                    3,070
             2,130  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%,
                    7/1/12 (MBIA)                                          2,303
             1,000  Glendale Water & Sewer Rev.,
                    5.00%, 7/1/06 (FGIC)                                   1,059
             1,770  Marana Municipal Property Corp.
                    Facilities Rev., 5.25%,
                    7/1/25 (AMBAC)                                         1,885
             4,000  Maricopa County Community
                    College District GO, Series 1997 B,
                    5.00%, 7/1/12                                          4,278
             1,155  Maricopa County Gilbert Unified
                    School District No. 41 GO, 5.75%,
                    7/1/11 (FSA)                                           1,339
             2,415  Maricopa County Saddle Mountain
                    Unified School District No. 90
                    GO, Series 2003 A, 5.25%, 7/1/11                       2,632
             2,000  Maricopa County Saddle Mountain
                    Unified School District No. 90
                    GO, Series 2003 A, 5.25%, 7/1/12                       2,177
             1,000  Mohave County Community
                    College District Rev., (State Board
                    of Directors), 6.00%, 3/1/20 (MBIA)                    1,134
             4,490  Mohave County Industrial
                    Development Auth. Rev.,
                    Series 2004 A, (Mohave Prison),
                    5.00%, 4/1/13 (XLCA)                                   4,937
             4,155  Mohave County Industrial
                    Development Auth. Rev.,
                    Series 2004 A,

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
                    (Mohave Prison), 5.00%,
                    4/1/14 (XLCA)                                          4,552
             1,200  Pima County Indian Oasis-
                    Baboquivari Unified School
                    District No. 40 GO, Series 2002 A,
                    4.60%, 7/1/13 (MBIA)                                   1,292
             2,600  Pima County Tucson Unified
                    School District No. 1 GO, 4.625%,
                    7/1/13 (FSA)                                           2,805
             1,500  Salt River Project Agricultural
                    Improvement and Power District
                    Electrical System Rev.,
                    Series 2001 A, 5.00%, 1/1/05                           1,518
             3,085  South Tucson Municipal Property
                    Corp. Rev., 5.50%, 6/1/24                              3,157
                                                                 ---------------
                                                                          43,308
                                                                 ---------------
ARKANSAS - 0.7%
             2,000  Fort Smith Sales and Use Tax Rev.,
                    Series 2001 A, 4.375%, 12/1/11                         2,144
             1,300  Sebastian County Health Facilities
                    Board Hospital Rev., Series 2001
                    A, (Sparks Regional Medical
                    Center), 4.00%, 11/1/04                                1,304
               905  Sebastian County Health Facilities
                    Board Hospital Rev., Series 2001
                    B, (Sparks Regional Medical
                    Center), 4.00%, 11/1/04                                  908
                                                                 ---------------
                                                                           4,356
                                                                 ---------------
CALIFORNIA - 8.6%
             5,000  California GO, 5.25%,
                    12/1/12 (FSA-CR)                                       5,660
             5,000  California GO, 5.625%, 5/1/20                          5,532
             1,100  California Public Works Board
                    Lease Rev., Series 1994 A,
                    (Various University of California
                    Projects), 6.15%, 11/1/04                              1,130
             1,000  California Public Works Board
                    Lease Rev., Series 1994 A,
                    (Various University of California
                    Projects), 6.20%, 10/1/08                              1,024
             3,890  California Public Works Board
                    Lease Rev., Series 2004 E,
                    (Department of Corrections),
                    3.00%, 6/1/05                                          3,926
             1,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 E, (Kaiser Permanente),
                    4.70%, 6/1/09                                          1,075
             1,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.00%, 10/1/11 (FSA)                                   1,113
             1,075  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.00%, 10/1/12 (FSA)                                   1,198
             2,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.25%, 10/1/19 (FSA)                                   2,200
             1,615  Campbell COP, (Civic Center),
                    5.83%, 10/1/31 (AMBAC)(2)                                372
             1,615  Campbell COP, (Civic Center),
                    5.83%, 10/1/32 (AMBAC)(2)                                352
             3,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (AMBAC)                                         3,192
             5,000  Los Angeles Department of
                    Water & Power Rev.,
                    Series 2001 AA3, (Power
                    Systems), 5.25%, 7/1/24                                5,209
             2,200  Manteca Unified School District
                    GO, 5.25%, 8/1/23 (FSA)                                2,370
             2,085  Ontario COP, (Water Systems
                    Improvement), 5.25%,
                    7/1/25 (MBIA)                                          2,205
             2,145  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    5.50%, 7/1/15 (MBIA)                                   2,398
             1,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/20 (MBIA)                                   1,160
             2,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/31 (MBIA)                                   2,248
             3,400  Santa Barbara Redevelopment
                    Agency Tax Allocation Rev., Series

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
                    1995 A, (Central City
                    Redevelopment), 6.00%,
                    3/1/08 (AMBAC)                                         3,745
             5,000  University of California Rev.,
                    Series 2002 O, (Multiple Purpose
                    Projects), 4.50%, 9/1/15 (FGIC)                        5,238
                                                                 ---------------
                                                                          51,347
                                                                 ---------------
COLORADO - 3.4%
             1,100  Arapahoe County Water &
                    Wastewater Public Improvement
                    District GO, Series 2002 B,
                    5.75%, 12/1/17 (MBIA)                                  1,272
             1,350  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Laboratory School),
                    5.25%, 6/1/24 (XLCA)                                   1,424
               500  Colorado Water Resources &
                    Power Development Auth.
                    Clean Water Rev., Series 2000 A,
                    6.25%, 9/1/16                                            581
             1,000  Douglas & Elbert Counties School
                    District No. Re-1 GO, 5.50%,
                    12/15/14 (FGIC/State
                    Aid Withholding)                                       1,161
             2,835  Douglas County School District No.
                    Re-1 GO, (Douglas & Elbert
                    Counties Building), Series 2002 B,
                    5.75%, 12/15/17 (FSA/State Aid
                    Withholding)                                           3,319
             1,100  Eagle Bend Metropolitan District
                    No. 2 GO, 5.25%, 12/1/23 (RADIAN)                      1,146
             1,950  Superior Metropolitan District
                    No. 1 Water & Sewer Rev., Series
                    2000 A, 5.45%, 12/1/04 (LOC:
                    Banque Nationale de Paris SA)                          1,967
             3,925  Superior Metropolitan District
                    No. 1 Water & Sewer Rev., Series
                    2000 B, 5.45%, 12/1/20
                    (LOC: Allied Irish Bank plc)                           3,959
             5,000  University of Colorado Regents COP,
                    6.00%, 12/1/22 (MBIA-IBC)                              5,696
                                                                 ---------------
                                                                          20,525
                                                                 ---------------
CONNECTICUT - 1.1%
             2,150  City of Bridgeport GO,
                    Series 2004 A, 5.25%,
                    8/15/22 (MBIA)                                         2,317
             1,880  Connecticut Development
                    Auth. Rev., Series 1994 A,
                    6.375%, 10/15/24                                       1,928
             2,215  New Haven Air Rights Package
                    Facility Rev., 5.00%,
                    12/1/10 (AMBAC)                                        2,459
                                                                 ---------------
                                                                           6,704
                                                                 ---------------
DISTRICT OF COLUMBIA - 0.5%
             1,385  District of Columbia GO,
                    Series 1999 B, 5.50%, 6/1/09 (FSA)                     1,551
             1,155  District of Columbia Rev.,
                    (Gonzaga College High School),
                    5.20%, 7/1/12 (FSA)                                    1,277
                                                                 ---------------
                                                                           2,828
                                                                 ---------------
FLORIDA - 1.2%
             2,585  Greater Orlando Aviation Auth.
                    Rev., Series 2003 A, 5.00%,
                    10/1/13 (FSA)                                          2,868
             1,465  Martin County Health Facilities
                    Auth. Rev., Series 2002 A,
                    (Martin Memorial Medical Center),
                    3.60%, 11/15/05                                        1,484
             1,500  Martin County Health Facilities
                    Auth. Rev., Series 2002 A, (Martin
                    Memorial Medical Center),
                    4.00%, 11/15/06                                        1,538
             1,000  Orlando Utilities Commission
                    Water & Electric Rev.,
                    Series 1989 D, 6.75%, 10/1/17                          1,262
                                                                 ---------------
                                                                           7,152
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
GEORGIA - 1.1%
             3,150  Atlanta Airport Rev., Series 2003
                    RF-A, 4.50%, 1/1/05 (MBIA)                             3,183
               255  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/09, Prerefunded at 100%
                    of Par (MBIA-IBC)(1)                                     292
               635  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)                                        743
               110  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)(1)                                     131
             2,030  La Grange Water & Sewer Rev.,
                    3.00%, 1/1/06 (AMBAC)                                  2,066
                                                                 ---------------
                                                                           6,415
                                                                 ---------------
HAWAII - 1.9%
            10,000  Hawaii GO, Series 1997 CN,
                    6.25%, 3/1/06 (FGIC)                                  10,672
               500  Maui County GO, Series 2000 A,
                    6.50%, 3/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                                    596
                                                                 ---------------
                                                                          11,268
                                                                 ---------------
IDAHO - 0.2%
             1,000  Blaine County Hailey School
                    District No. 61 GO, 5.00%,
                    7/30/10 (AMBAC)                                        1,111
                                                                 ---------------
ILLINOIS - 6.4%
             2,000  Bedford Park GO, Series 2004 A,
                    5.25%, 12/15/20 (FSA)                                  2,187
            13,355  Chicago Board of Education GO,
                    5.50%, 12/1/10, Prerefunded at
                    100% of Par (FGIC)(1)(3)                              15,252
               170  Chicago O'Hare International
                    Airport Rev., Series 1993 A,
                    (Senior Lien), 4.80%, 1/1/05                             172
             4,000  Chicago O'Hare International
                    Airport Rev., Series 1993 A,
                    (Senior Lien), 5.00%,
                    1/1/12 (MBIA-IBC)                                      4,412
             1,000  Chicago Second Lien Wastewater
                    Transmission Rev., Series 2004 B,
                     3.00%, 1/1/08 (MBIA)                                  1,019
             2,170  Du Page Airport Auth. Rev.,
                    Series 2002 A, 3.00%, 2/1/06 (FGIC)                    2,208
             2,000  Illinois Dedicated Tax Rev.,
                    (Civic Center), 6.25%,
                    12/15/20 (AMBAC)                                       2,465
               595  Illinois Development Finance
                    Auth. Rev., Series 2001 B,
                    (Midwestern University),
                    5.00%, 5/15/08                                           637
               655  Illinois Development Finance
                    Auth. Rev., Series 2001 B,
                    (Midwestern University),
                    5.125%, 5/15/10                                          709
               400  Illinois Development Finance
                    Auth. Rev., Series 2001 B,
                    (Midwestern University),
                    5.75%, 5/15/16                                           434
             1,140  Illinois Health Facilities Auth.
                    Rev., Series 1992 C, (Evangelical
                    Hospital), 6.75%, 4/15/12(1)                           1,360
             1,100  Illinois Health Facilities Auth.
                    Rev., Series 2002 A, (Lake Forest
                    Hospital), 5.00%, 7/1/05                               1,128
             1,000  Illinois Regional Transportation
                    Auth. Rev., Series 1990 A, 7.20%,
                    11/1/20 (AMBAC)                                        1,322
               930  Kane County Geneva Community
                    Unit School District No. 304 GO,
                    6.20%, 1/1/24 (FSA)                                    1,090
             1,105  Ogle Lee & De Kalb Counties
                    Township High School District No.
                    212 GO, 6.00%, 12/1/17 (MBIA)                          1,285
             1,220  Ogle Lee & De Kalb Counties
                    Township High School District No.
                    212 GO, 6.00%, 12/1/18 (MBIA)                          1,419

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
             1,000  University of Illinois COP,
                    (Utility Infrastructure), 5.75%,
                    8/15/08 (MBIA)                                         1,120
                                                                 ---------------
                                                                          38,219
                                                                 ---------------
INDIANA - 1.5%
             1,005  Hamilton County Public Building
                    Corp. Rev., (First Mortgage),
                    4.00%, 1/20/05 (AMBAC)                                 1,015
             1,900  Indiana Health Facilities Financing
                    Auth. Hospital Rev., (Holy Cross
                    Health System Corp.),
                    5.375%, 12/2/12 (MBIA)                                 2,088
               220  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A,
                    7.25%, 6/1/15(1)                                         269
               780  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A,
                    7.25%, 6/1/15                                            989
             1,500  Mount Vernon of Hancock County
                    Multi-School Building Corp. Rev.,
                    Series 2001 B, (First Mortgage),
                    5.75%, 7/15/15 (AMBAC)                                 1,710
             1,650  Valparaiso Middle Schools
                    Building Corp. Rev., (First
                    Mortgage), 5.75%, 7/15/11,
                    Prerefunded at 100% of
                    Par (FGIC)(1)                                          1,914
             1,000  Zionsville Community Schools
                    Building Corp. Rev., (First
                    Mortgage), 5.75%, 7/15/15
                    (FGIC/State Aid Withholding)                           1,124
                                                                 ---------------
                                                                           9,109
                                                                 ---------------
KANSAS - 0.6%
               325  Kansas City Utility System Rev.,
                    6.375%, 9/1/04, Prerefunded at
                    102% of Par (FGIC)(1)                                    332
               675  Kansas City Utility System Rev.,
                    6.375%, 9/1/23 (FGIC)                                    689
             1,280  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.25%, 11/15/13                       1,385
             1,195  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.50%, 11/15/16                       1,289
                                                                 ---------------
                                                                           3,695
                                                                 ---------------
LOUISIANA - 1.0%
             2,000  Louisiana Public Facilities Auth.
                    Rev., (University Hospital
                    Facilities), 3.00%, 10/15/04 (FGIC)                    2,004
             3,800  Louisiana Public Facilities Auth.
                    Rev., (University Hospital
                    Facilities), 3.00%, 10/15/05 (FGIC)                    3,861
                                                                 ---------------
                                                                           5,865
                                                                 ---------------
MARYLAND - 1.8%
            10,000  Maryland GO, (State and Local
                    Facilities Loan of 2003, Second
                    Series), 5.00%, 8/1/07                                10,857
                                                                 ---------------
MASSACHUSSETTS - 4.7%
            10,000  Commonwealth of Massachusetts
                    GO, Series 1996 A, 5.25%, 1/1/06,
                    Prerefunded @ 101% of Par
                    (MBIA)(1)                                             10,574
            10,000  Commonwealth of Massachusetts
                    GO, Series 2003 C, 5.00%,
                    12/1/07 (XLCA)(3)                                     10,885
             5,000  Commonwealth of Massachusetts
                    GO, Series 2004 A, 5.00%,
                    8/1/07                                                 5,412
             1,000  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 1992 F, 6.25%,
                    7/1/12 (AMBAC)                                         1,152
                                                                 ---------------
                                                                          28,023
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
MICHIGAN - 2.7%
             3,500  Detroit GO, Series 2004 A-1,
                    5.25%, 4/1/23(4)                                       3,739
             1,485  Grand Valley State University Rev.,
                    5.75%, 12/1/15 (FGIC)                                  1,696
             2,440  Michigan Building Auth. Rev.,
                    (State Police Communications
                    System), 2.50%, 10/1/05                                2,467
             1,000  Michigan Hospital Finance Auth.
                    Rev., Series 1999 A, (Ascension
                    Health Credit), 5.25%,
                    11/15/05 (MBIA)                                        1,044
             2,010  Wayne Charter County Airport Rev.,
                    Series 2002 C, 5.00%,
                    12/1/11 (FGIC)                                         2,228
             2,215  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/13 (FGIC)                                         2,495
             2,335  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/14 (FGIC)                                         2,612
                                                                 ---------------
                                                                          16,281
                                                                 ---------------
MISSOURI - 1.8%
             1,145  Jackson County Public Building
                    Corp. Rev., Series 2000 A,
                    6.00%, 11/1/18                                         1,262
             2,775  Missouri Development Finance
                    Board Rev., Series 2000 A,
                    (Midtown Redevelopment),
                    5.75%, 4/1/22 (MBIA)                                   3,108
             3,000  Missouri Health & Educational
                    Facilities Auth. Rev., Series 1998 A,
                    (Park Lane Medical Center),
                    5.60%, 1/1/15 (MBIA)                                   3,365
             3,210  Springfield COP, (Greene County
                    Park), 3.50%, 12/1/04                                  3,227
                                                                 ---------------
                                                                          10,962
                                                                 ---------------
NEVADA - 1.4%
             1,000  Clark County School District GO,
                    Series 1997 B, (Building &
                    Renovation), 5.25%, 6/15/17,
                    Prerefunded at 101% of
                    Par (FGIC)(1)                                          1,096
             3,295  Las Vegas Redevelopment Agency
                    Tax Increment Rev., Series 2003
                    A, (Fremont Street), 4.50%, 6/15/10                    3,416
             1,550  Reno Senior Lien Sales and Room
                    Tax Rev., (ReTrac-Reno
                    Transportation Rail Access Corridor),
                    5.50%, 6/1/19 (AMBAC)                                  1,736
             1,865  Reno Senior Lien Sales and Room
                    Tax Rev., (ReTrac-Reno
                    Transportation Rail Access Corridor),
                    5.50%, 6/1/20 (AMBAC)                                  2,076
                                                                 ---------------
                                                                           8,324
                                                                 ---------------
NEW HAMPSHIRE - 0.8%
             4,470  New Hampshire Municipal Bond
                    Bank Rev., Series 2004 B, 4.00%,
                    8/15/06 (FSA/GO of Bond Bank)                          4,663
                                                                 ---------------
NEW JERSEY - 1.8%
             4,235  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/12 (FSA)                              4,704
             5,595  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/13 (FSA)                              6,199
                                                                 ---------------
                                                                          10,903
                                                                 ---------------
NEW MEXICO - 1.2%
             5,090  Los Alamos County Utilities
                    System Rev., Series 2004 A,
                    4.00%, 7/1/07 (FSA)                                    5,360

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
             1,415  San Juan County Gross Receipts
                    Tax Rev., Series 2001 A, 5.75%,
                    9/15/21 (AMBAC)                                        1,613
                                                                 ---------------
                                                                           6,973
                                                                 ---------------
NEW YORK - 5.8%
             2,975  City of New York GO, Series 2002 B,
                    5.25%, 8/1/09 (CIFG)                                   3,317
             2,885  City of New York GO, Series 2002 C,
                    5.25%, 8/1/09 (CIFG)                                   3,217
             4,000  City of New York GO, Series 2002 C,
                    5.25%, 8/1/10                                          4,428
             5,000  City of New York GO, Series 2003 I,
                    5.75%, 3/1/20                                          5,563
             5,790  Long Island Power Auth. Rev.,
                    Series 2003 B, 5.00%,
                    12/1/06 (XLCA)                                         6,177
             1,000  New York Dormitory Auth. Rev.,
                    Series 1995 A, (State University
                    Educational Facilities),
                    6.50%, 5/15/06                                         1,076
             2,000  New York Dormitory Auth. Rev.,
                    Series 2002 A, (School Districts
                    Financing Program), 5.25%,
                    10/1/11 (MBIA)                                         2,265
             3,250  New York Dormitory Auth. Rev.,
                    Series 2002 A, (School Districts
                    Financing Program), 5.25%,
                    10/1/12 (MBIA)                                         3,683
             1,100  New York Dormitory Auth. Rev.,
                    Series 2002 A, (United Cerebral
                    Palsy Affiliate No. 1), 5.75%,
                    7/1/18 (AMBAC)                                         1,249
             1,105  New York Dormitory Auth. Rev.,
                    Series 2002 H, (School District
                    Financing Program), 5.00%,
                    10/1/11 (MBIA)                                         1,234
             1,160  New York State Thruway Auth.
                    Service Contract Rev., 5.50%,
                    4/1/06                                                 1,225
             1,000  Niagara Falls Bridge Commission
                    Toll Rev., Series 1993 B, 5.25%,
                    10/1/15 (FGIC)                                         1,119
                                                                 ---------------
                                                                          34,553
                                                                 ---------------
NORTH CAROLINA - 1.4%
             1,300  Charlotte Airport Rev., Series 2004 A,
                    5.25%, 7/1/24 (MBIA)(4)                                1,385
             2,000  North Carolina Eastern Municipal
                    Power Agency System Rev., Series
                    1993 B, 6.00%, 1/1/06 (FSA)                            2,112
             1,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., 6.00%, 1/1/10 (MBIA)                             1,149
             1,500  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2003 A, 3.00%, 1/1/05                     1,506
             2,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2003 A, 5.50%, 1/1/13                     2,221
                                                                 ---------------
                                                                           8,373
                                                                 ---------------
NORTH DAKOTA - 0.3%
             1,500  Grand Forks Health Care System
                    Rev., (Altru Health System
                    Obligation Group), 7.125%, 8/15/24                     1,633
                                                                 ---------------
OHIO - 2.8%
             1,500  Bowling Green State University
                    General Receipts Rev., 4.75%,
                    6/1/09 (FGIC)                                          1,638
             2,000  Cleveland State University Rev.,
                    5.25%, 6/1/24 (FGIC)                                   2,134
               500  Erie County Hospital Facilities Rev.,
                    Series 2002 A, (Firelands
                    Regional Medical Center),
                    4.50%, 8/15/07                                           522
             1,150  Mad River Local School District GO,
                    (Classroom Facilities), 5.75%,
                    12/1/19 (FGIC)                                         1,326
             1,700  Milford Exempt Village School
                    District GO, (School Improvement),
                    6.00%, 12/1/18 (FSA)                                   1,979
             1,200  Ohio Higher Educational Facility
                    Commission Rev., (University of

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
                    Dayton), 5.55%, 12/1/07 (FGIC)                         1,236
               750  Ohio Higher Educational Facility
                    Commission Rev., Series 1990 B,
                    (Case Western Reserve University),
                    6.50%, 10/1/20                                           937
             3,320  Ohio Water Development Auth.
                    Pollution Control Facilities Rev.,
                    6.00%, 12/1/05, Prerefunded at
                    101% of Par (MBIA)(1)                                  3,466
             1,505  Summit County GO, 5.75%,
                    12/1/19, Prerefunded at 101% of
                    Par (FGIC)(1)                                          1,776
             1,550  Tri Valley Local School District
                    GO, 5.75%, 12/1/21 (FGIC)                              1,769
                                                                 ---------------
                                                                          16,783
                                                                 ---------------
OKLAHOMA - 1.1%
             6,000  Oklahoma County Independent
                    School District No. 89 GO, 5.00%,
                    2/1/06 (FGIC)                                          6,280
                                                                 ---------------
OREGON - 2.6%
             2,215  Deschutes & Jefferson Counties
                    Redmond School District No. 2J GO,
                    5.50%, 6/1/09 (FGIC)                                   2,495
             2,000  Josephine County Grants Pass
                    School District No. 7 GO, 5.00%,
                    6/15/09 (FSA/School Board
                    Guaranteed)                                            2,209
             1,805  Lane County School District No. 19
                    Springfield GO, 6.375%,
                    10/15/04, Prerefunded at
                    101% of Par (MBIA)(1)                                  1,834
             8,200  Portland Rev., Series 2003 A,
                    (Second Lien), 4.00%, 6/1/08 (FSA)                     8,666
                                                                 ---------------
                                                                          15,204
                                                                 ---------------
PENNSYLVANIA - 1.5%
             1,000  Oxford Area School District GO,
                    Series 2001 A, 5.50%, 2/15/17
                    (FGIC/State Aid Withholding)                           1,123
             2,975  Philadelphia School District GO,
                    Series 2002 A, 5.25%, 2/1/11
                    (FSA/State Aid Withholding)                            3,336
             2,495  Pittsburgh School District GO,
                    4.50%, 3/1/06 (FSA/State
                    Aid Withholding)                                       2,597
             1,500  Pittsburgh School District GO,
                    5.25%, 9/1/09 (FSA)                                    1,668
                                                                 ---------------
                                                                           8,724
                                                                 ---------------
PUERTO RICO - 1.3%
             2,835  Puerto Rico Commonwealth GO,
                    Series 2003 A, 4.00%, 7/1/05                           2,893
             2,000  Puerto Rico Commonwealth GO,
                    Series 2003 C, 5.00%, 7/1/08 (FSA)                     2,180
             2,500  Puerto Rico Highway &
                    Transportation Auth. Rev., 5.00%,
                    7/1/08 (CIFG)                                          2,747
                                                                 ---------------
                                                                           7,820
                                                                 ---------------
RHODE ISLAND - 1.0%
             1,000  Cranston GO, 6.375%,
                    11/15/17 (FGIC)                                        1,165
             1,100  Rhode Island Clean Water Finance
                    Agency Rev., Series 1994 A,
                    (Safe Drinking Water-Providence),
                    6.70%, 1/1/15 (AMBAC)                                  1,140
             2,000  Rhode Island Depositors Economic
                    Protection Corp. Special
                    Obligation Rev., Series 1993 A,
                    6.25%, 8/1/16 (MBIA)(1)                                2,476
             1,300  Rhode Island Depositors Economic
                    Protection Corp. Special
                    Obligation Rev., Series 1993 B,
                    6.00%, 8/1/17 (MBIA)(1)                                1,346
                                                                 ---------------
                                                                           6,127
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
SOUTH CAROLINA - 3.7%
             1,700  Florence Water & Sewer Rev.,
                    7.50%, 3/1/18 (AMBAC)                                  2,084
             1,495  Greenwood County Hospital
                    Facilities Rev., Series 2004 A,
                    (Self Regional Healthcare),
                    4.00%, 10/1/10 (FSA)                                   1,573
             1,000  Greenwood County Hospital
                    Facilities Rev., Series 2004 A,
                    (Self Regional Healthcare),
                    4.00%, 10/1/11 (FSA)                                   1,049
             1,500  Piedmont Municipal Power Agency
                    Electric Rev., 6.75%, 1/1/19 (FGIC)                    1,906
               860  Piedmont Municipal Power Agency
                    Electric Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)                                   1,056
               140  Piedmont Municipal Power Agency
                    Electric Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)(1)                                  175
             6,035  Piedmont Municipal Power Agency
                    Electric Rev., Series 2002 A,
                    4.00%, 1/1/07 (FGIC)                                   6,073
             3,035  South Carolina Jobs Economic
                    Development Auth. Hospital
                    Facilities Rev., Series 2003 C,
                    (Palmetto Health), 5.00%,
                    8/1/08 (ACA)                                           3,227
             3,195  South Carolina Jobs Economic
                    Development Auth. Hospital
                    Facilities Rev., Series 2003 C,
                    (Palmetto Health), 5.50%,
                    8/1/09 (ACA)                                           3,472
             1,095  Spartanburg County Health
                    Services District Inc. Hospital Rev.,
                    5.50%, 4/15/16 (FSA)                                   1,215
                                                                 ---------------
                                                                          21,830
                                                                 ---------------
TENNESSEE - 0.5%
             1,050  Clarksville Water Sewer & Gas Rev.,
                    4.25%, 2/1/07 (FSA)                                    1,107
             1,685  Clarksville Water Sewer & Gas Rev.,
                    4.85%, 2/1/15 (FSA)                                    1,789
                                                                 ---------------
                                                                           2,896
                                                                 ---------------
TEXAS - 8.9%
             2,035  Cash Special Utility District Rev.,
                    5.25%, 9/1/24 (MBIA)(4)                                2,159
             1,815  Clint Independent School District
                    GO, 6.00%, 2/15/17 (PSF)                               2,080
             1,000  Corpus Christi Utility System Rev.,
                    5.50%, 7/15/07 (FSA)                                   1,095
             1,000  Dallas-Fort Worth Regional Airport
                    Rev., Series 1994 A, 5.90%,
                    11/1/08 (MBIA)                                         1,007
               770  Denison Hospital Auth. Rev.,
                    (Texoma Medical Center), 5.90%,
                    8/15/07 (ACA)                                            835
             1,000  Denton Utility System Rev., Series
                    1996 A, 5.95%, 12/1/14 (MBIA)                          1,084
             4,000  Fort Bend Independent School
                    District GO, Series 2004 A, 5.25%,
                    8/15/26 (PSF-GTD)(4)                                   4,213
             1,310  Harris County Housing Finance
                    Corporation Rev., (Las Americas
                    Apartments), 4.90%, 3/1/11 (FNMA)                      1,397
             3,000  Hays Consolidated Independent
                    School District GO, (Capital
                    Appreciation), 5.20%,
                    8/15/11 (PSF)(2)                                       2,319
             1,295  Hidalgo County GO, 5.50%,
                    8/15/19 (FGIC)                                         1,446
             1,750  Hidalgo County GO, 5.50%,
                    8/15/21 (FGIC)                                         1,928
               574  Houston Participation Interest
                    COP, 6.40%, 6/1/27                                       625
               500  Houston Water & Sewer System
                    Rev., Series 1992 C, (Junior Lien),
                    5.90%, 12/1/05 (MBIA)                                    527
             1,500  Houston Water & Sewer System
                    Rev., Series 1997 C, (Junior Lien),
                    5.375%, 12/1/27 (FGIC)                                 1,665
             3,005  Leander Independent School
                    District GO, (School Buliding),
                    5.25%, 8/15/23 (PSF-GTD)(4)                            3,175
             1,630  Live Oak GO, 5.25%, 8/1/22 (MBIA)                      1,748

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
             1,000  Lubbock Health Facilities
                    Development Corp. Rev., (Lutheran
                    Retirement), 6.00%, 3/20/29 (GNMA)                     1,069
             2,055  Midland Independent School
                    District GO, 5.00%,
                    2/15/22 (PSF-GTD)                                      2,149
             1,740  Montgomery County GO,
                    5.50%, 3/1/24 (AMBAC)                                  1,892
               550  Pasadena Independent School
                    District GO, Series 2001 A, 6.05%,
                    2/15/16 (PSF)                                            658
             1,500  Pearland Independent School
                    District GO, 6.00%, 2/15/15 (PSF)                      1,682
             2,000  San Antonio Electric and Gas
                    Rev., 7.10%, 2/1/09 (FGIC)(1)(2)                       1,749
             2,120  Southside Independent School
                    District GO, Series 2004 A, 5.25%,
                    8/15/25 (PSF-GTD)(4)                                   2,244
             1,000  Tarrant County Health Facility
                    Development Corp. Health System
                    Rev., (Ft. Worth Osteopathic),
                    6.00%, 5/15/11 (MBIA)                                  1,123
             2,645  Texas GO, Series 2003 C,
                    (Water Financial Assistance),
                    5.00%, 8/1/07                                          2,864
             2,345  Texas Municipal Power Agency
                    Rev., (Sub-Lien), 4.00%,
                    9/1/09 (FGIC)                                          2,426
             1,500  Texas Public Finance Auth.
                    Building Rev., (Technical College),
                    6.25%, 8/1/09 (MBIA)                                   1,674
             1,000  Texas Technical University Rev.,
                    5.00%, 8/15/08 (MBIA)                                  1,094
             1,000  Travis County Health Facilities
                    Development Corp. Rev., Series
                    1999 A, (Ascension Health Credit),
                    5.875%, 11/15/09, Prerefunded at
                    101% of Par (AMBAC)(1)                                 1,157
             1,000  Tyler Health Facilities Development
                    Corp. Rev., (Mother Frances
                    Hospital), 4.50%, 7/1/06                               1,032
             2,000  Tyler Health Facilities Development
                    Corp. Rev., (Mother Frances
                    Hospital), 5.00%, 7/1/08                               2,108
             1,265  West Oso Independent School
                    District GO, 5.50%,
                    8/15/26 (PSF-GTD)                                      1,357
                                                                 ---------------
                                                                          53,581
                                                                 ---------------
UTAH - 2.2%
             1,000  Salt Lake City Hospital Rev.,
                    Series 1988 A, (Intermountain
                    Health Corporation),
                    8.125%, 5/15/15(1)                                     1,278
             1,000  Salt Lake County Municipal
                    Building Auth. Lease Rev.,
                    Series 1994 A, 6.00%, 10/1/04,
                    Prerefunded at 101% of
                    Par (MBIA)(1)                                          1,014
             1,000  Utah County Municipal Building
                    Auth. Lease Rev., 4.00%,
                    11/1/05 (AMBAC)                                        1,028
             1,495  Utah County Municipal Building
                    Auth. Lease Rev., 5.00%,
                    11/1/09 (AMBAC)                                        1,645
             1,820  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%,
                    11/1/13 (AMBAC)                                        2,035
             1,915  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%,
                    11/1/14 (AMBAC)                                        2,142
             1,000  Utah County Municipal Building
                    Auth. Lease Rev., 5.50%,
                    11/1/16 (AMBAC)                                        1,125
             1,130  West Valley City Municipal
                    Building Auth. Rev., Series 2002 A,
                    5.00%, 8/1/10 (AMBAC)                                  1,251
             1,305  West Valley City Utility Sales
                    Tax Rev., Series 2001 A, 5.50%,
                    7/15/16 (MBIA)                                         1,464
                                                                 ---------------
                                                                          12,982
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS - 0.8%
             2,000  Virgin Islands Public Finance
                    Auth. Rev., Series 1998 A, (Senior
                    Lien), 5.20%, 10/1/09                                  2,164
             2,355  Virgin Islands Public Finance
                    Auth. Rev., Series 1999 A, (Gross
                    Receipts Taxes), 5.00%, 10/1/04                        2,362
                                                                 ---------------
                                                                           4,526
                                                                 ---------------
VIRGINIA - 0.7%
             1,500  Fairfax County COP, 5.30%, 4/15/23                     1,595
             1,000  Hampton Industrial Development
                    Auth. Rev., Series 1994 A,
                    (Sentara General Hospital),
                    6.50%, 11/1/06, Prerefunded
                    at 100% of Par(1)                                      1,099
             1,115  Pittsylvania County GO, Series
                    2001 B, 5.75%, 3/1/18 (MBIA)                           1,285
                                                                 ---------------
                                                                           3,979
                                                                 ---------------
WASHINGTON - 7.8%
             1,000  Benton County Public Utility
                    District No. 1 Rev., Series 2001 A,
                    5.625%, 11/1/19 (FSA)                                  1,133
             1,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    12/1/18 (FSA)                                          1,146
             2,150  Douglas County Public Utilities
                    District No. 1 Wells Hydroelectric
                    Rev., Series 2003 B, 3.00%,
                    9/1/06 (MBIA)                                          2,201
             3,500  Energy Northwest Electrical Rev.,
                    Series 2002 A, (Columbia
                    Generating), 5.75%, 7/1/18 (MBIA)                      3,991
             9,000  Energy Northwest Electrical Rev.,
                    Series 2002 B, (Columbia
                    Generating), 6.00%, 7/1/18 (AMBAC)                    10,430
             7,145  King County GO, 5.50%, 12/1/12                         8,201
             2,000  King County GO, Series 1997 D,
                    5.75%, 12/1/11                                         2,247
             1,555  King County Lake Washington
                    School District No. 414 GO,
                    5.75%, 12/1/15                                         1,797
             1,260  Mason County Shelton School
                    District No. 309 GO, 5.625%,
                    12/1/17 (FGIC)                                         1,429
             1,120  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/16 (AMBAC)                      1,301
             1,000  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/18 (AMBAC)                      1,162
               305  Tacoma Electrical Systems Rev.,
                    6.10%, 1/1/07 (FGIC)                                     312
             1,720  University of Washington Rev.,
                    (Student Facilities Fee), 5.875%,
                    6/1/18 (FSA)                                           1,959
             1,000  Washington GO, Series 1990 A,
                    6.75%, 2/1/15                                          1,229
             1,000  Washington Public Power Supply
                    System Rev., Series 1996 A,
                    (Nuclear Project No. 1),
                    5.75%, 7/1/12 (MBIA)                                   1,086
             4,570  Washington Public Power
                    Supply System Rev., Series 1998 A,
                    (Nuclear Project No. 2),
                    5.00%, 7/1/12 (FSA-CR)                                 4,999
             1,500  Whitman County Pullman
                    School District No. 267 GO,
                    5.625%, 12/1/16 (FSA)                                  1,704
                                                                 ---------------
                                                                          46,327
                                                                 ---------------
WISCONSIN - 1.6%
             1,180  Winneconne Community School
                    District GO, 6.75%, 4/1/06,
                    Prerefunded at 100% of Par (FGIC)(1)                   1,273
             1,990  Wisconsin Clean Water Rev.,
                    6.875%, 6/1/11                                         2,377
             2,590  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Aurora
                    Medical Group), 6.00%,
                    11/15/10 (FSA)                                         2,998

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
               500  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood
                    Center Southeastern), 5.50%, 6/1/24                      507
               750  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood
                    Center Southeastern), 5.75%, 6/1/34                      761
               400  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Froedert &
                    Community Health Obligation),
                    5.00%, 10/1/04                                           401
             1,225  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Wheaton
                    Franciscan Services),
                    4.00%, 8/15/06                                         1,265
                                                                 ---------------
                                                                           9,582
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                               592,334
  (Cost $564,844)                                                ---------------

SHORT-TERM MUNICIPAL SECURITIES - 2.2%
ARIZONA - 0.2%
             1,040  Pima County Industrial
                    Development Auth. Rev.,
                    (Lease Purchase), VRDN,
                    1.45%, 9/2/04 (SBBPA:
                    Societe Generale)                                      1,040
               200  Pima County Industrial
                    Development Auth. Rev.,
                    (Tucson Electric), VRDN,
                    1.31%, 9/1/04 (LOC: Toronto
                    Dominion Bank)                                           200
                                                                 ---------------
                                                                           1,240
                                                                 ---------------
CALIFORNIA - 0.2%
             1,000  Los Angeles Water & Power Rev.,
                    Subseries 2002 A8, VRDN,
                    1.32%, 9/2/04 (SBBPA:
                    JPMorgan Chase Bank,
                    Westdeutsche Landesbank
                    Girozentrale AG, Bayerische
                    Landesbank, Dexia Credit Local,
                    BNP Paribas)                                           1,000
                                                                 ---------------
COLORADO - 0.3%
             1,500  Colorado Health Facilities
                    Auth. Rev., Series 2004 B,
                    (Evangelical Lutheran),
                    VRDN, 3.75%, 9/2/04                                    1,500
                                                                 ---------------
FLORIDA - 0.8%
             3,905  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 1.45%, 9/1/04 (RADIAN)
                    (SBBPA: LaSalle Bank N.A.)                             3,905
             1,550  Pinellas County Health Facilities
                    Auth. Rev., (Pooled Hospital Loan
                    Program), VRDN, 1.36%, 9/1/04
                    (AMBAC)(SBBPA: SunTrust Bank)                          1,550
                                                                 ---------------
                                                                           5,455
                                                                 ---------------
MULTI-STATE - 0.2%
               957  Koch Floating Rate Trust Various
                    States Rev., Series 2001-1,
                    VRDN, 1.57%, 9/2/04 (AMBAC)
                    (SBBPA: State Street Bank &
                    Trust Co.)(Acquired 7/2/04,
                    Cost $957,137)(5)                                        957
                                                                 ---------------
NEW YORK - 0.5%
             2,900  New York City Municipal Financing
                    Auth. Water & Sewer Rev.,
                    Series 1992 C, VRDN,
                    1.32%, 9/1/04 (FGIC)                                   2,900
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                     13,052
  (Cost $13,052)                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
                                   ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.7%                                     605,386
                                                                 ---------------
  (Cost $577,896)

OTHER ASSETS AND LIABILITIES - (1.7)%                                   (10,411)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                              $ 594,975
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
AMBAC = AMBAC Assurance Corporation
CIFG = CDC IXIS Financial Guaranty North America
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
FSA-CR = Financial Security Assurance, Inc. Custody Receipts
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
PSF = Permanent School Fund
PSF-GTD = Permanent School Fund Guaranteed
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2004.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3) Security, or a portion thereof, has been segregated for a when-issued security.
(4) When-issued security.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2004, was $957
    (Amounts In Thousands), which was 0.2% of net assets.

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ IN THOUSANDS)

1. FEDERAL TAX INFORMATION

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $577,896
                                                                 ===============
Gross tax appreciation of investments                                   $27,604
Gross tax depreciation of investments                                      (114)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                      $27,490
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
Arizona Municipal Bond Fund
August 31, 2004
[american century logo and text logo]

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 96.3%

ARIZONA - 90.9%
        $1,750,000  Arizona School Facilities Board
                    Rev., (State School Improvement),
                    5.50%, 7/1/18                                   $  1,973,458
         1,000,000  Arizona State University Rev.,
                    5.00%, 7/1/06 (FSA)                                1,059,200
         1,000,000  Arizona Student Loan Acquisition
                    Auth. Rev., Series 1999 A1,
                    (Guaranteed Student Loans),
                    5.65%, 5/1/14                                      1,085,810
         1,880,000  Arizona Tourism & Sports Auth.
                    Tax Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/13                         1,999,211
         1,910,000  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%,
                    7/1/11 (MBIA)                                      2,067,957
         1,000,000  Glendale Industrial Development
                    Auth. Rev., Series 1998 A,
                    (Midwestern University), 5.375%,
                    5/15/28                                            1,026,760
           500,000  Glendale Industrial Development
                    Auth. Rev., Series 2001 A,
                    (Midwestern University), 5.75%,
                    5/15/21                                              540,860
         1,125,000  Greater Arizona Development Auth.
                    Rev., Series 2004 A, 4.25%,
                    8/1/10                                             1,188,191
         1,000,000  Marana Municipal Property Corp.
                    Rev., 5.25%, 7/1/25 (AMBAC)                        1,065,140
         1,105,000  Maricopa County Dysart Unified
                    School District No. 89 GO, Series
                    2004 B, (School Improvement
                    Project of 2002), 5.25%,
                    7/1/21 (FSA)                                       1,204,594
         1,615,000  Maricopa County Elementary
                    School District No. 79 GO, Series
                    2000 A, (Litchfield Elementary
                    Projects of 1998), 4.55%,
                    7/1/07 (FSA)                                       1,723,011
           175,000  Maricopa County Industrial
                    Development Auth. Hospital Facility
                    Rev., Series 1990 A, (Samaritan
                    Health Services), 7.15%,
                    12/1/04 (MBIA)(1)                                    177,539
         1,445,000  Maricopa County Unified High
                    School District No. 210
                    Phoenix GO, 4.75%, 7/1/11 (FSA)                    1,587,491
         1,000,000  Maricopa County Unified School
                    District No. 1 Phoenix GO, 5.50%,
                    7/1/07 (MBIA)                                      1,104,630
         1,040,000  Maricopa County Unified School
                    District No. 28 Kyrene GO, Series
                    2001 B, 4.30%, 7/1/07 (MBIA)(2)                      973,118
         1,000,000  Maricopa County Unified School
                    District No. 48 Scottsdale GO,
                    6.60%, 7/1/12                                      1,224,940
         1,955,000  Maricopa County Unified School
                    District No. 90 Saddle Mountain
                    GO, Series 2003 A, 5.00%, 7/1/10                   2,107,901
         2,145,000  Mesa Industrial Development Auth.
                    Rev., Series 1998 A1, (Lutheran
                    Health System), 4.75%,
                    1/1/05 (MBIA)                                      2,169,238
         1,265,000  Mohave County Community
                    College District Rev., 5.75%,
                    3/1/14 (AMBAC)                                     1,433,662
         1,150,000  Mohave County Community
                    College District Rev., (State Board
                    of Directors), 6.00%,
                    3/1/20 (MBIA)                                      1,303,778
         2,000,000  Northern Arizona University Rev.,
                    4.00%, 6/1/06 (FGIC)                               2,078,980
         1,000,000  Phoenix Civic Improvement Corp.
                    Rev., (Senior Lien), 5.00%,
                    7/1/05                                             1,028,310
         1,000,000  Phoenix Civic Improvement Corp.
                    Wastewater System Rev., (Junior
                    Lien), 6.25%, 7/1/10, Prerefunded
                    at 101% of Par (FGIC)(1)                           1,186,700
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior
                    Lien), 6.50%, 7/1/06                               1,084,450
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior
                    Lien), 5.50%, 7/1/19 (FGIC)                        1,120,300
         2,070,000  Phoenix GO, Series 1995 A,
                    6.25%, 7/1/17                                      2,556,180
         1,000,000  Phoenix GO, Series 1995 B,
                    5.25%, 7/1/06                                      1,083,270

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
           640,000  Phoenix Industrial Development
                    Auth. Single Family Mortgage
                    Rev., Series 1998 A, 6.60%,
                    12/1/29 (GNMA/FNMA/FHLMC)                            644,154
         1,710,000  Pima County Metropolitan
                    Domestic Water Improvement District
                    Rev., 5.25%, 7/1/18 (AMBAC)                        1,948,032
         1,800,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%,
                    7/1/19 (AMBAC)                                     2,046,546
         1,550,000  Pima County Unified School
                    District No. 10 GO, Series 1995 B,
                    (Amphitheater), 5.05%,
                    7/1/05 (MBIA)                                      1,611,675
         1,000,000  Pima County Unified School
                    District No. 10 GO, Series 1995 B,
                    (Amphitheater), 7.00%,
                    7/1/05 (MBIA)                                      1,045,390
         1,000,000  Pima County Unified School
                    District No. 12 Sunnyside GO, 5.50%,
                    7/1/05 (MBIA)                                      1,043,500
         1,125,000  Pima County Unified School
                    District No. 6 Marana GO, 5.50%,
                    7/1/15 (FGIC)                                      1,263,701
           820,000  Pinal County COP, 4.75%,
                     6/1/13 (AMBAC)                                      886,666
           435,000  Prescott Valley Municipal Property
                    Corp. Rev., 3.00%,
                    1/1/05 (FGIC)                                        437,423
         1,500,000  Salt River Project Agricultural
                    Improvement and Power District
                    Electrical System Rev., Series
                    2001 A, 5.00%, 1/1/05                              1,518,435
         1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                    Prerefunded at 100% of Par(1)                      1,859,232
         1,000,000  Sedona COP, 5.75%, 7/1/20                          1,090,630
         1,645,000  University of Arizona COP,
                    Series 2002 A, 5.50%,
                    6/1/17 (AMBAC)                                     1,851,563
                                                                 ---------------
                                                                      54,401,626
                                                                 ---------------
PUERTO RICO - 3.7%
                    1,000,000  Puerto Rico Commonwealth GO,
                    (Public Improvement),
                    5.25%, 7/1/10                                      1,113,880
         1,000,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 2002 C,
                    (Government Facilities), 5.50%,
                    7/1/10                                             1,127,130
                                                                 ---------------
                                                                       2,241,010
                                                                 ---------------
U.S. VIRGIN ISLANDS - 1.7%
         1,000,000  Virgin Islands Public Finance Auth.
                    Rev., Series 1999 A, (Gross
                    Receipts Taxes), 5.00%, 10/1/04                    1,002,643
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            57,645,279
  (Cost $54,356,235)                                             ---------------

SHORT-TERM MUNICIPAL SECURITIES - 2.6%
ARIZONA - 2.6%
         1,125,000  Coconino County Pollution Control
                    Corp. Rev., (Arizona Public
                    Service Co.), VRDN, 1.36%,
                    9/1/04 (LOC: KBC Bank N.V.)                        1,125,000
            75,000  Pima County Industrial
                    Development Auth. Rev., (Lease Purchase),
                    VRDN, 1.45%, 9/2/04 (SBBPA:
                    Societe Generale)                                     75,000
           375,000  Pima County Industrial
                    Development Auth. Rev.,
                    (Tucson Electric), VRDN, 1.31%,
                    9/1/04 (LOC: Toronto
                    Dominion Bank)                                       375,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  1,575,000
  (Cost $1,575,000)                                              ---------------

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.3%
           196,000  Federated Arizona Municipal
                    Cash Trust                                           196,000
(Cost $196,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 99.2%                                   59,416,279
  (Cost $56,127,235)                                             ---------------

OTHER ASSETS AND LIABILITIES - 0.8%                                      500,385
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                            $59,916,664
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2004.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
1. FEDERAL TAX INFORMATION
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                       $ 56,127,235
                                                     ---------------
Gross tax appreciation of investments                 $  3,342,675
Gross tax depreciation of investments                     (53,631)
                                                     ---------------
Net tax appreciation (depreciation) of investments    $  3,289,044
                                                     ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.tm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
Florida Municipal Bond Fund
August 31, 2004
[american century logo and text logo]

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 96.0%
ARIZONA - 3.7%
        $1,000,000  Buckeye Unified High School
                    District No. 201 GO, Series 2004 C,
                    (School Improvement), 4.00%,
                    7/1/14 (MBIA)(1)                                $  1,031,580
         1,210,000  Maricopa County Community
                    College District GO, Series 1997 B,
                    5.30%, 7/1/11 Prerefunded at
                    101% of Par(2)                                     1,300,569
                                                                 ---------------
                                                                       2,332,149
                                                                 ---------------
COLORADO - 2.6%
         1,425,000  Douglas & Elbert Counties School
                    District No. Re-1 GO, 5.50%,
                    12/15/13 (FGIC/State Aid
                    Withholding)                                       1,647,799
                                                                 ---------------
FLORIDA - 87.9%
         1,110,000  Broward County Airport Systems
                    Rev., (Passenger Facility),
                    (Conventional Lien H-1), 5.25%,
                    10/1/12 (AMBAC)                                    1,203,862
           400,000  Broward County Educational
                    Facilities Auth. Rev., Series 2004 B,
                    (Nova Southeastern),
                    5.00%, 4/1/14                                        418,588
           500,000  Broward County Educational
                    Facilities Auth. Rev., Series 2004
                    B, (Nova Southeastern),
                    5.50%, 4/1/15                                        539,365
           525,000  Broward County Educational
                    Facilities Auth. Rev., Series 2004
                    B, (Nova Southeastern),
                    5.50%, 4/1/16                                        562,107
           500,000  Broward County School Board
                    COP, Series 2002 B, 5.375%,
                    7/1/13 (FSA)                                         568,390
         1,475,000  Collier County School Board
                    COP, 5.50%, 2/15/12 (FSA)                          1,688,949
           715,000  Crossings at Fleming Island
                    Community Development District
                    Special Assessment Rev., Series
                    2000 B, 5.25%, 5/1/05 (MBIA)                         733,018
           250,000  Dade County Aviation Rev., Series
                    1995 E, 5.50%, 10/1/10 (AMBAC)                       264,430
         1,150,000  Duval County School Board COP,
                    5.75%, 7/1/16 (FSA)                                1,287,954
           130,000  Escambia County Housing Finance
                    Auth. Single Family Mortgage
                    Rev., Series 1998 A, (Multi-County
                    Program), 4.80%,
                    4/1/06 (GNMA/FNMA)                                   135,038
           195,000  Escambia County Housing Finance
                    Auth. Single Family Mortgage
                    Rev., Series 1998 A, (Multi-County
                    Program), 4.85%,
                    4/1/07 (GNMA/FNMA)                                   205,534
         1,050,000  Florida Board of Education Capital
                    Outlay GO, Series 1995 C,
                    5.50%, 6/1/12, Prerefunded at
                    101% of Par (MBIA)(2)                              1,092,200
         2,320,000  Florida Division of Bond Finance
                    Rev., Series 1998 B,
                    (Environmental Protection -
                    Preservation), 5.25%, 7/1/10
                    (FSA)(3)                                           2,560,908
           450,000  Florida Housing Finance Agency
                    Rev., Series 1995 E, (Williamsburg
                    Village Apartments), 5.60%,
                    12/1/07 (AMBAC)                                      471,290
           500,000  Florida Housing Finance Corp.
                    Rev., Series 1999-2, (Homeowner
                    Mortgage), 4.60%, 1/1/21 (FSA)                       504,265
         1,000,000  Florida Municipal Loan Council
                    Rev., Series 2002 C, 5.25%,
                    11/1/21 (MBIA)                                     1,085,160
           350,000  Gainesville Utilities System Rev.,
                    Series 1996 A, 5.75%, 10/1/09                        399,042
           675,000  Greater Orlando Aviation Auth.
                    Rev., Series 1999 A, 5.25%,
                    10/1/09 (FGIC)                                       738,929
           445,000  Hollywood Community
                    Redevelopment Agency Rev.,
                    (Beach), 3.50%, 3/1/05                               448,079

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENT
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
           610,000  Hollywood Community
                    Redevelopment Agency Rev.,
                    (Beach), 4.00%, 3/1/06                               623,451
           635,000  Hollywood Community
                    Redevelopment Agency Rev.,
                    (Beach), 4.50%, 3/1/07                               660,063
           690,000  Hollywood Community
                    Redevelopment Agency Rev.,
                    (Beach), 5.00%, 3/1/08                               730,206
         2,010,000  Hollywood Water & Sewer Rev.,
                    3.00%, 10/1/06 (FSA)                               2,060,129
         1,235,000  Indian River County Rev., (Spring
                    Training Facility), 5.25%,
                    4/1/15 (FGIC)                                      1,354,462
         1,000,000  JEA Electric Systems Rev.,
                    Series 2003-3A, 2.50%, 10/1/05                     1,009,240
           295,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 2.75%,
                    5/1/06 (MBIA)                                        299,620
           295,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 3.10%,
                    5/1/07 (MBIA)                                        302,753
           330,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 3.65%,
                    5/1/09 (MBIA)                                        342,840
           350,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 3.85%,
                    5/1/10 (MBIA)                                        365,666
           625,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 4.00%,
                    5/1/11 (MBIA)                                        653,063
           850,000  Lee County Industrial
                    Development Health Care
                    Facilities Auth. Rev., Series
                    1999 A, (Shell Point Village),
                    5.50%, 11/15/09                                      913,461
         1,290,000  Lee County Rev., Series 2001 A,
                    4.80%, 10/1/12 (AMBAC)                             1,407,893
         1,000,000  Martin County Health Facilities
                    Auth. Rev., Series 2002 A, (Martin
                    Memorial Medical Center),
                    3.35%, 11/15/04                                    1,002,460
         1,325,000  Martin County Health Facilities
                    Auth. Rev., Series 2002 A, (Martin
                    Memorial Medical Center),
                    4.25%, 11/15/07                                    1,366,194
         1,000,000  Miami Beach Stormwater Rev.,
                    5.75%, 9/1/17 (FGIC)                               1,138,080
         1,910,000  Miami Beach Water & Sewer Rev.,
                    5.625%, 9/1/16 (AMBAC)                             2,168,422
           650,000  Miami Parking Facilities Rev.,
                    5.25%, 10/1/15 (MBIA)                                736,158
         1,000,000  Miami-Dade County School Board
                    COP, Series 2001 C, 5.50%,
                    10/1/16 (FSA)                                      1,147,780
         1,000,000  Miami-Dade County School Board
                    COP, Series 2001 C, 5.50%,
                    10/1/17 (FSA)                                      1,147,780
           390,000  Orange County Health Facilities A
                    uth. Rev., Series 1996 A, (Orlando
                    Regional Healthcare), 6.00%,
                    10/1/04 (MBIA)(2)                                    391,533
           160,000  Orange County Health Facilities
                    Auth. Rev., Series 1996 A, (Orlando
                    Regional Healthcare), 6.00%,
                    10/1/04 (MBIA)                                       160,598
         1,875,000  Orange County School Board COP,
                    Series 2002 A, 5.50%,
                    8/1/19 (MBIA)                                      2,101,444
           450,000  Orlando and Orange County
                    Expressway Auth. Rev., 6.50%,
                    7/1/11 (FGIC)                                        540,936
           500,000  Orlando Utilities Commission
                    Water & Electric Rev., 5.70%,
                    10/1/04                                              501,820
         1,000,000  Palm Beach County Airport
                    Systems Rev., 4.00%,
                    10/1/06 (MBIA)                                     1,043,210
         1,000,000  Palm Beach County Airport
                    Systems Rev., 5.75%,
                    10/1/14 (MBIA)                                     1,170,090
         1,000,000  Palm Beach County School Board
                    COP, Series 2002 A, 5.375%,
                    8/1/17 (FSA)                                       1,106,420
         2,000,000  Pasco County Solid Waste
                    Disposal & Resource Recovery
                    System Rev., 6.00%,
                    4/1/10 (AMBAC)                                     2,254,759
           500,000  Pensacola Airport Rev., Series
                    1997 B, 5.40%, 10/1/07 (MBIA)                        530,605
           300,000  Plantation Health Facilities Auth.
                    Rev., (Covenant Village of Florida
                    Inc.), 4.45%, 12/1/04                                301,881
           300,000  Plantation Health Facilities Auth.
                    Rev., (Covenant Village of Florida
                    Inc.), 4.55%, 12/1/05                                307,893

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
           300,000  Plantation Health Facilities Auth.
                    Rev., (Covenant Village of Florida
                    Inc.), 4.70%, 12/1/07                                314,577
         1,000,000  Polk County Finance Auth.
                    Multifamily Housing Rev., Series
                    1997 A, (Winter Oaks
                    Apartments), 5.25%,
                    7/1/07 (FNMA)                                      1,034,500
         1,015,000  St. Lucie County Public
                    Improvement Rev., Series 2000 A,
                    (800 MHZ Radio System), 5.50%,
                    4/1/10 (MBIA)                                      1,151,507
         1,000,000  Sumter County School Board COP,
                    5.50%, 1/1/21 (MBIA)                               1,106,340
         1,000,000  Sunrise Utility System Rev.,
                    5.20%, 10/1/22 (AMBAC)                             1,106,250
         1,000,000  Tampa Bay Water Utility System
                    Rev., Series 1998 B, 5.125%,
                    10/1/08 (FGIC)                                     1,113,410
           400,000  Tampa Guaranteed Entitlement
                    Rev., 6.00%, 10/1/18 (AMBAC)                         472,988
         1,000,000  Tampa Water & Sewer Rev.,
                    6.00%, 10/1/17 (FSA)                               1,214,140
           910,000  Village Center Community
                    Development District Recreational
                    Rev., Series 2001 A, 3.75%,
                    11/1/05 (MBIA)                                       933,314
         1,545,000  West Orange Healthcare District
                    Rev., Series 1999 A,
                    5.10%, 2/1/05                                      1,566,367
                                                                 ---------------
                                                                      54,761,411
                                                                 ---------------
PUERTO RICO - 1.8%
        1,000,000  Puerto Rico Public Buildings Auth.
                   Rev., Series 2002 C,
                   (Government Facilities),
                    5.50%, 7/1/10                                      1,127,141
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            59,868,500
  (Cost $56,755,576)                                             ---------------

SHORT-TERM MUNICIPAL SECURITIES - 4.1%
FLORIDA - 1.8%
         1,000,000  Broward County Financing Auth.
                    Multifamily Housing Rev., Series
                    1993 A, (Sawgrass Pines
                    Apartments), VRDN, 1.38%,
                    9/2/04 (LOC: Bank of
                    America, N.A.)                                     1,000,000
           125,000  Jacksonville Health Facilities Auth.
                    Rev., (Genesis Rehabilitation
                    Hospital), VRDN, 1.37%, 9/1/04
                    (LOC: Bank of America N.A.)                          125,000
                                                                 ---------------
                                                                       1,125,000
                                                                 ---------------
GEORGIA - 2.2%
         1,400,000  City of Atlanta Rev., Series 2002
                    C, VRDN, 1.35%, 9/1/04 (FSA)
                    (SBBPA: Dexia Credit Local)                        1,400,000
                                                                 ---------------
TENNESSEE - 0.1%
            45,000  Clarksville Public Building Auth.
                    Rev., (Pooled Financing-Tennessee
                    Municipal Bond Fund), VRDN,
                    1.37%, 9/1/04 (LOC: Bank of
                    America N.A.)                                         45,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  2,570,000
  (Cost $2,570,000)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
           156,000  Federated Florida
                    Municipal Cash Trust                                 156,000
                                                                 ---------------
  (Cost $156,000)

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
                                                                          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.4%                                  62,594,500
                                                                 ---------------
  (Cost $59,481,576)

OTHER ASSETS AND LIABILITIES - (0.4)%                                  (271,597)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                            $62,322,903
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2004.

(1) When-issued security.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Security, or a portion thereof, has been segregated for a when-issued security.

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
1. Federal Tax Information
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments           $  59,481,576
                                         ---------------
Gross tax appreciation of investments     $   3,115,989
Gross tax depreciation of investments           (3,065)
                                         ---------------
Net tax appreciation of investments       $   3,112,924
                                         ===============

The cost of investments for federal income taxes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
High-Yield Municipal Fund
August 31, 2004
[american century logo and text logo]

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 95.4%
ALASKA - 0.5%
          $500,000  Anchorage Schools GO, Series
                    2000 A, 5.75%, 12/1/16 (MBIA)                  $     570,010
                                                                 ---------------
ARIZONA - 2.1%
         1,125,000  Maricopa County Industrial
                    Development Auth. Education Rev.,
                    (Horizon Community Learning
                    Center), 7.95%, 6/15/23                            1,186,391
         1,120,000  Sundance Community Facilities
                    Assessment District No. 2 Rev.,
                    7.125%, 7/1/27                                     1,140,384
                                                                 ---------------
                                                                       2,326,775
                                                                 ---------------
CALIFORNIA - 15.8%
         2,000,000  Beaumont Financing Auth. Rev.,
                    Series 2003 A, 6.875%, 9/1/27                      2,129,000
         2,000,000  California Mobilehome Park
                    Financing Auth. Rev., Series 2003
                    B, (Palomar Estates E&W),
                    7.00%, 9/15/36                                     2,079,240
           750,000  California Statewide Communities
                    Development Auth. Rev.,
                    (Thomas Jefferson School of Law),
                    7.75%, 10/1/31                                       799,568
         2,000,000  Capistrano Unified School District
                    No. 90-2 Talega Community
                    Facilities Special Tax Rev., 6.00%,
                    9/1/33                                             2,042,500
           930,000  Hawaiian Gardens COP, Series
                    2000 A, 8.00%, 6/1/23                                995,584
         2,000,000  Indio Redevelopment Agency Tax
                    Allocation Rev., Series 2004 B,
                    (Sub-Merged Project Area), 6.50%,
                    8/15/34                                            2,052,220
         2,000,000  Northern Mariana Islands
                    Commonwealth GO, Series 2003 A,
                    6.75%, 10/1/33                                     2,046,540
         2,500,000  Perris Public Financing Auth.
                    Special Tax Rev., Series 2003 A,
                    6.25%, 9/1/33                                      2,587,474
         1,000,000  Soledad Special Assessment,
                    (Diamond Ridge Assessment
                    District No. 02-01), 6.75%, 9/2/33                 1,049,460
         1,610,000  Vallejo Multifamily Housing Rev.,
                    Series 1998 B, (Solano Affordable
                    Housing), 8.25%, 4/1/39
                    (Acquired 12/12/02, Cost
                    $1,742,648)(1)                                     1,735,516
                                                                 ---------------
                                                                      17,517,102
                                                                 ---------------
COLORADO - 7.7%
         3,000,000  Denver Health & Hospital Auth.
                    Healthcare Rev., Series 2004 A,
                    6.25%, 12/1/33                                     3,144,240
           640,000  Douglas County School District
                    No. Re-1 GO, Series 2002 B,
                    (Douglas & Elbert Counties),
                    5.75%, 12/15/19 (FSA/State Aid
                    Withholding)                                         749,274
         3,000,000  One Horse Business Improvement
                    District Rev., 6.00%, 6/1/24                       3,103,710
         1,500,000  Plaza Metropolitan District No. 1
                    Rev., 8.00%, 12/1/25                               1,569,390
                                                                 ---------------
                                                                       8,566,614
                                                                 ---------------
CONNECTICUT - 0.9%
         1,000,000  Connecticut Development Auth.
                    Industrial Rev., (Afco Cargo
                    BDL-LLC), 8.00%, 4/1/30                            1,044,060
                                                                 ---------------
DISTRICT OF COLUMBIA - 1.7%
         1,000,000  District of Columbia COP,
                    (Public Safety & Emergency),
                    5.50%, 1/1/19 (AMBAC)                              1,107,200

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           750,000  Metropolitan Washington D.C.
                    Airports Auth. General Rev., Series
                    2001 A, 5.50%, 10/1/18 (MBIA)                        818,955
                                                                 ---------------
                                                                       1,926,155
                                                                 ---------------
FLORIDA - 21.0%
            75,000  Arbor Greene Community
                    Development District Special
                    Assessment, 5.75%, 5/1/06                             75,164
            30,000  Arbor Greene Community
                    Development District Special
                    Assessment, 6.50%, 5/1/07                             30,246
         2,300,000  Concorde Estates Community
                    Development District Rev., Series
                    2004 B, 5.00%, 5/1/11                              2,309,039
         2,710,000  Covington Park Community
                    Development District Rev., Series
                    2004B, (Capital Improvement),
                    5.30%, 11/1/09                                     2,737,208
         1,000,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2002 A,
                    6.70%, 5/1/34                                      1,069,060
         2,000,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2003 C,
                    5.125%, 5/1/08                                     2,013,200
           520,000  Fleming Island Plantation
                    Community Development District
                    Special Assessment, Series
                    2000 B, 7.375%, 5/1/31                               558,745
         1,385,000  Gateway Services Community
                    Development District Special
                    Assessment, Series 2003 B,
                    (Sun City Center - Fort Meyers),
                    5.50%, 5/1/10                                      1,402,756
           970,000  Heritage Harbor South Community
                    Development District Rev.,
                    Series 2002 B, 5.40%, 11/1/08                        979,564
           210,000  Maple Ridge Community
                    Development District Special
                    Assessment, Series 2000 B,
                    6.15%, 11/1/04                                       210,277
         1,000,000  Middle Village Community
                    Development District Special
                    Assessment, Series 2004 B,
                    5.00%, 5/1/09                                      1,004,680
         1,500,000  Midtown Miami Community
                    Development District Special
                    Assessment, Series 2004 A,
                    6.25%, 5/1/37                                      1,536,450
         1,000,000  Orange County School Board COP,
                    Series 2002 A, 5.50%,
                    8/1/19 (MBIA)                                      1,120,770
           500,000  Reunion East Community
                    Development District
                    Special Assessment
                    Rev., Series 2002 B, 5.90%,
                    11/1/07                                              502,155
         1,245,000  South-Dade Venture Community
                    Development District Rev.,
                    6.125%, 5/1/34                                     1,261,907
         2,815,000  Sterling Hill Community
                    Development District Special
                    Assessment, Series 2003 B,
                    (Capital Improvement Revenue),
                    5.50%, 11/1/10                                     2,862,546
           380,000  Stoneybrook West Community
                    Development District Special
                    Assessment, Series 2000 A,
                    7.00%, 5/1/32                                        401,546
           975,000  Waterchase Community
                    Development District Rev., Series
                    2001 A, 6.70%, 5/1/32                              1,022,141
         2,000,000  Westchester Community
                    Development District No. 1
                    Special Assessment,
                    (Community Infrastructure),
                    6.125%, 5/1/35                                     2,030,380
                                                                 ---------------
                                                                      23,127,834
                                                                 ---------------
GEORGIA - 0.5%
    500,000 Atlanta Water & Wastewater Rev.,
            Series 1999 A, 5.50%,
                    11/1/18 (FGIC)                                       583,145
                                                                 ---------------
GUAM - 1.0%
    390,000         Guam International Airport Auth.
                    Rev., Series 2003 A, 4.00%,
                    10/1/10 (MBIA)                                       411,310

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                          VALUE
--------------------------------------------------------------------------------
           690,000  Guam International Airport Auth.
                    Rev., Series 2003 A, 4.00%,
                    10/1/11 (MBIA)                                       722,940
                                                                 ---------------
                                                                       1,134,250
                                                                 ---------------
ILLINOIS - 2.8%
         3,000,000  Chicago Junior Lien Tax
                    Increment Allocation Rev., Series
                    2004 B, (Pilsen Redevelopment),
                    6.75%, 6/1/22                                      3,048,120
                                                                 ---------------
MARYLAND - 3.6%
         1,250,000  Anne Arundel County Special
                    Obligation Rev., (Arundel Mills),
                    7.10%, 7/1/29                                      1,514,975
         1,000,000  Anne Arundel County Special
                    Obligation Rev., (National Business
                    Park), 7.375%, 7/1/28                              1,245,860
         1,238,000  Prince Georges County Rev.,
                    (Woodview Village Phase II -
                    Subdistrict), 7.00%, 7/1/32                        1,268,306
                                                                 ---------------
                                                                       4,029,141
                                                                 ---------------
MISSOURI - 1.4%
           860,000  Missouri Bottom Transportation
                    Development District Hazelwood
                    Rev., 7.20%, 5/1/33                                  897,857
           670,000  Missouri Housing Development
                    Commission Mortgage Rev., Series
                    1998 B2, (Single Family), 6.40%,
                    9/1/29 (GNMA/FNMA)                                   686,060
                                                                 ---------------
                                                                       1,583,917
                                                                 ---------------
NEVADA - 15.2%
           955,000  Clark County Improvement District
                    No. 121 Special Assessment,
                    (Southern Highlands Area), 7.50%,
                    12/1/19                                            1,043,643
         3,000,000  Clark County Improvement District
                    No. 142 Special Assessment,
                    5.50%, 8/1/12                                      3,095,221
           715,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.25%, 2/1/12                                        734,627
           755,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.375%, 2/1/13                                       776,570
           725,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.40%, 2/1/14                                        737,543
         1,575,000  Henderson Local Improvement
                    Districts No. T-14 Special
                    Assessment, 5.25%, 3/1/13                          1,625,353
         1,560,000  Henderson Local Improvement
                    Districts No. T-15 Special
                    Assessment, 6.10%, 3/1/24                          1,595,864
         1,105,000  Henderson Redevelopment Agency
                    Tax Allocation, Series 2002 B,
                    7.10%, 10/1/22                                     1,176,670
           350,000  Henderson Redevelopment Agency
                    Tax Allocation, Series 2002 B,
                    7.20%, 10/1/25                                       367,584
         1,275,000  Las Vegas Improvement District
                    No. 607 Special Assessment,
                    5.50%, 6/1/13                                      1,314,283
           500,000  Las Vegas Improvement District
                    No. 808-Summerlin Area Special
                    Assessment, 5.40%, 6/1/06                            517,655
           495,000  Las Vegas Improvement District
                    No. 808-Summerlin Area Special
                    Assessment, 5.70%, 6/1/08                            512,518
         1,165,000  North Las Vegas Improvement
                    District No. 60-Aliante Special
                    Assessment, 5.25%, 12/1/10                         1,201,173
           500,000  North Las Vegas Improvement
                    District No. 60-Aliante Special
                    Assessment, 5.60%, 12/1/12                           515,465

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
           755,000  Reno Special Assessment District
                    No. 4, (Somersett Parkway),
                    5.20%, 12/1/10                                       777,929
           795,000  Reno Special Assessment District
                    No. 4, (Somersett Parkway),
                    5.45%, 12/1/11                                       819,112
                                                                 ---------------
                                                                      16,811,210
                                                                 ---------------
NEW JERSEY - 2.7%
         1,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    1999 A, (Transportation Sublease),
                    6.00%, 5/1/09 (FSA)                                1,146,340
         2,000,000  Tobacco Settlement Financing
                    Corp. Rev., 6.75%, 6/1/39                          1,864,320
                                                                 ---------------
                                                                       3,010,660
                                                                 ---------------
NEW MEXICO - 0.9%
         1,000,000  Ventana West Public Improvement
                    District Special Levy Rev.,
                    6.875%, 8/1/33                                     1,017,520
                                                                 ---------------
NEW YORK - 0.9%
         1,000,000  Onondaga County Industrial
                    Development Auth. Rev.,
                    (Air Cargo), 7.25%, 1/1/32                         1,020,500
                                                                 ---------------
NORTH CAROLINA - 2.6%
         2,565,000  North Carolina GO, Series 2002 A,
                    (Public Improvement), 5.50%,
                    3/1/08                                             2,840,609
                                                                 ---------------
OHIO - 3.2%
         1,800,000  Pinnacle Community
                    Infrastructure Financing Facilities
                    Auth. Rev., Series 2004 A, 6.25%,
                    12/1/36                                            1,841,400
           500,000  Plain Local School District GO,
                    5.50%, 12/1/19 (FGIC)                                562,495
         1,100,000  Port of Greater Cincinnati
                    Development Auth. Special
                    Assessment, (Cooperative Public
                    Parking Infrastructure), 6.40%,
                    2/15/34                                            1,113,398
                                                                 ---------------
                                                                       3,517,293
                                                                 ---------------
OKLAHOMA - 0.7%
           750,000  Oklahoma City Industrial &
                    Cultural Facilities Trust Rev.,
                    6.75%, 1/1/23                                        727,770
                                                                 ---------------
PENNSYLVANIA - 1.9%
         1,325,000  Chartiers Valley School District
                    GO, Series 2004 A, 5.00%,
                    10/15/20 (FSA/State Aid
                    Withholding)                                       1,418,956
           685,000  New Morgan Municipal Auth.
                    Office Rev., Series 1999 A,
                    (Commonwealth Office),
                    5.375%, 6/1/08                                       665,964
                                                                 ---------------
                                                                       2,084,920
                                                                 ---------------
RHODE ISLAND - 0.5%
           500,000  Cranston GO, 6.375%, 11/15/17
                    (FGIC)                                               582,420
                                                                 ---------------
SOUTH CAROLINA - 1.3%
         1,425,000  South Carolina Jobs Economic
                    Development Auth. Hospital
                    Facilities Rev., Series 2003 C,
                    (Palmetto Health),
                    4.25%, 8/1/05                                      1,444,808
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
TEXAS - 2.0%
           805,000  Abia Development Corp. Airport
                    Facilities Rev., (Aero Austin L.P.),
                    6.75%, 1/1/11                                        793,247
           400,000  Bexar County Health Facilities
                    Development Corp. Rev., (Army
                    Retirement Residence),
                    6.125%, 7/1/22                                       421,272
         1,000,000  Bexar County Health Facilities
                    Development Corp. Rev., (Army
                    Retirement Residence),
                    6.30%, 7/1/32                                      1,043,840
                                                                 ---------------
                                                                       2,258,359
                                                                 ---------------
UTAH - 1.5%
           305,000  Bountiful Hospital Rev., (South
                    Davis Community Hospital),
                    5.125%, 12/15/05 (Acquired
                    9/24/98, Cost $302,722)(1)                           308,971
         1,235,000  West Valley City Rev., Series
                    2001 A, 5.50%, 7/15/15 (MBIA)                      1,389,474
                                                                 ---------------
                                                                       1,698,445
                                                                 ---------------
WASHINGTON - 1.2%
           860,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    12/1/18 (FSA)                                        985,904
           250,000  Port of Seattle Rev., Series 2000
                    B, 6.00%, 2/1/15 (MBIA)                              289,588
                                                                 ---------------
                                                                       1,275,492
                                                                 ---------------
WISCONSIN - 1.8%
         2,000,000  Wisconsin State Health &
                    Educational Facilities Auth. Rev.,
                    Series 2004 A, (Southwest Health
                    Center), 6.25%, 4/1/34                             1,949,379
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           105,696,508
  (Cost $101,726,915)                                            ---------------

SHORT-TERM MUNICIPAL SECURITIES - 2.5%
ARIZONA - 1.8%
           425,000  Coconino County Pollution Control
                    Corp. Rev., (Arizona Public
                    Service Co.), VRDN, 1.36%, 9/1/04
                    (LOC: KBC Bank N.V.)                                 425,000
         1,625,000  Pima County Industrial
                    Development Auth. Rev., (Tucson
                    Electric), VRDN, 1.31%, 9/1/04
                    (LOC: Toronto Dominion Bank)                       1,625,000
                                                                 ---------------
                                                                       2,050,000
                                                                 ---------------
OHIO - 0.5%
           575,000  Trumbull County Health Care
                    Facility Rev., VRDN, 1.40%,
                    9/1/04 (RADIAN)(SBBPA: Fleet
                    Bank N.A.)                                           575,000
                                                                 ---------------
PENNSYLVANIA - 0.2%
           175,000  Allegheny County Industrial
                    Development Auth. Rev., Series
                    2001 A, (Longwood), VRDN,
                    1.40%, 9/1/04 (RADIAN)                               175,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  2,800,000
  (Cost $2,800,000)                                              ---------------

TOTAL INVESTMENT SECURITIES - 97.9%                                  108,496,508
  (Cost $104,526,915)                                            ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 2.1%                                    2,328,847
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $110,825,355
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2004.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2004, was $2,044,487 which represented 1.8% of net assets.

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
1. Federal Tax Information
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments          $  104,526,915
                                        -----------------
Gross tax appreciation of investments    $    4,025,251
Gross tax depreciation of investments          (55,658)
                                        -----------------
Net tax appreciation of investments      $    3,969,593
                                        =================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY MUNICIPAL TRUST
             -------------------------------------------

By:    /s/ William M. Lyons
       -------------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  October 25, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------------------
       Name:    William M. Lyons
       Title:   President
               (principal executive officer)

Date:  October 25, 2004

By:     /s/ Maryanne L. Roepke
        ------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   October 25, 2004